Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments [Line Items]
Commitments
8.	COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the six months ended June 30, 2022 and 2021 was $1.1 million and $0.6 million, respectively, and is included in general and administrative expense in the condensed consolidated statement of operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Future minimum lease payments, which include
non-cancelable
operating leases at June 30, 2022, are as follows:

Years ending December 31,	(in thousands)
2022 (remainder)	$1,412
2023	2,895
2024	1,977
2025	5
Thereafter	3

Total minimum lease payment	$6,292

9.    COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the years ended December 31, 2021 and 2020 was $1.4 million and $1.5 million, respectively, and is included in general and administrative expense in the consolidated statement of operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Future minimum lease payments, which include non-cancelable operating leases at December 31, 2021, are as follows:

(in thousands)
Years ending December 31,
2022	$2,834
2023	2,895
2024	1,977
2025	5
2026	3

Total minimum lease payment	$7,714

B. Riley Principal 150 Merger Corp.[Member]
Commitments [Line Items]
Commitments
NOTE 5 — COMMITMENTS
Registration Rights
The holders of Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants) and any securities that may be issued upon conversion of working capital loans, if any, had registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement (the “Registration Rights Agreement”). These holders were also entitled to certain piggy back
registration rights. However, the Registration Rights Agreement provided that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the Company entered into the Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”) with the Sponsor, the Company’s directors and officers, certain stockholders of the Company, and certain stockholders of Legacy FaZe. Pursuant to the A&R Registration Rights Agreement, the Company agreed to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Common Stock and other equity securities of the Company that are held by the parties thereto from time to time. In certain circumstances, various parties to the A&R Registration Rights Agreement can collectively demand up to four underwritten offerings within any
12-month
period and are entitled to certain piggyback registration rights, in each case subject to certain limitations set forth in the A&R Registration Rights Agreement.

NOTE 5 — COMMITMENTS
Registration Rights
The holders of Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants) and any securities that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are also entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.